Segment information	12 Months Ended
Mar. 31, 2014
Segment information
Segment information

15. Segment information

        ASC 280 Disclosure about Segments of an Enterprise and Related Information, established standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance.

        The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group operates only in one operating segment.

Geographic area information

        Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2013	2014
USA	$114,132	$167,038
UK	88,729	110,950
Germany	40,306	49,648
Russia	35,199	35,835
Canada	17,947	11,919
Poland	2,989	5,318
Switzerland	3,825	7,057
Ukraine	2,703	2,384
Other	8,766	8,182

Total revenues by geographical location	$314,596	$398,331

        Geographical information about the Group's long-lived assets is based on physical location of the assets

	For the years ended March 31,
	2013	2014
Russia	$11,534	$11,797
Romania	25,322	24,069
Ukraine	3,974	7,653
USA	9,408	8,116
Cyprus	6,144	5,326
Switzerland	—	1,260
Other	1,828	2,704

Total	$58,210	$60,925

Client Information

        Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31,
	2012	2013	2014
Revenues over 10% of total revenues	128,230	147,961	206,253
Revenues over 5% of the total revenues	192,068	219,329	269,021